Significant accounting policies - Capital assets (Details)	12 Months Ended
May 31, 2019
Production facility | Minimum
Significant accounting policies
Amortization term	15 years
Production facility | Maximum
Significant accounting policies
Amortization term	20 years
Equipment | Minimum
Significant accounting policies
Amortization term	3 years
Equipment | Maximum
Significant accounting policies
Amortization term	10 years